Related Party Transactions - Related Party Statement of Income or Loss (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2018 USD ($)	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($) item	Dec. 31, 2017 USD ($)
Related party transactions
Fixed annual technical management fee	$ 175,000			$ 250,000
Vessel revenue		$ 298,241,000	$ 241,219,000
Voyage expenses		(805,000)	(812,000)
Vessel operating costs		(17,044,000)	(13,120,000)
Administrative expenses		$ (6,290,000)	(4,922,000)
Commission on gross revenue per charter fixture when out of pools		1.25%
Pool revenue
Related party transactions
Vessel revenue		$ 272,436,000	217,449,000
LR1/Panamax
Related party transactions
Fees charged by pool manager, per vessel, per day when out of pools		250
LR2/Aframax
Related party transactions
Fees charged by pool manager, per vessel, per day when out of pools		250
Handymax
Related party transactions
Fees charged by pool manager, per vessel, per day when out of pools		300
MR
Related party transactions
Fees charged by pool manager, per vessel, per day when out of pools		300
Scorpio MR Pool Limited | Pool revenue
Related party transactions
Vessel revenue		117,172,000	111,886,000
Scorpio LR2 Pool Limited | Pool revenue
Related party transactions
Vessel revenue		90,689,000	60,877,000
Scorpio Handymax Tanker Pool Limited | Pool revenue
Related party transactions
Vessel revenue		41,803,000	42,471,000
Scorpio LR1 Pool Limited | Pool revenue
Related party transactions
Vessel revenue		$ 22,721,000
Scorpio Panamax Tanker Pool Limited | Pool revenue
Related party transactions
Vessel revenue			1,526,000
Scorpio Commercial Management SAM (SCM)
Related party transactions
Commission on gross revenue per charter fixture when in pools		1.50%
Scorpio Commercial Management SAM (SCM) | LR1/Panamax
Related party transactions
Fees charged by pool manager, per vessel, per day when in pools		$ 300
Scorpio Commercial Management SAM (SCM) | Aframax
Related party transactions
Fees charged by pool manager, per vessel, per day when in pools		300
Scorpio Commercial Management SAM (SCM) | LR2
Related party transactions
Fees charged by pool manager, per vessel, per day when in pools		250
Scorpio Commercial Management SAM (SCM) | Handymax
Related party transactions
Fees charged by pool manager, per vessel, per day when in pools		325
Scorpio Commercial Management SAM (SCM) | MR
Related party transactions
Fees charged by pool manager, per vessel, per day when in pools		325
SSM
Related party transactions
Technical management fee		14,800,000	10,600,000
Reimbursement of expenses		0	34,800
Scorpio Services Holding Limited (SSH)
Related party transactions
Administrative expenses		(5,500,000)	(4,000,000)
Reimbursement of expenses		23,848	200,000
Scorpio Services Holding Limited (SSH) | Restricted Stock
Related party transactions
Restricted stock amortization		$ 800,000	$ 700,000
Issuance of restricted stock (in shares) | item		1,144,000	795,000
Port Agent
Related party transactions
Voyage expenses		$ (25,747)	$ 0
Vessel operating costs		(300,000)	(100,000)
Insurance Broker
Related party transactions
Insurance related expenses		$ 2,000,000	$ 2,400,000